Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Cash Flows
Cash flow from operations (a)		$ 17,030	$ 15,623	$ 15,365
Interest on loans and borrowings paid		(755)	(1,186)	(1,121)
Derivatives received (paid), net		(34)	(324)	(67)
Interest on participative stockholders' debentures paid		(183)	(194)	(148)
Income taxes (including settlement program)		(1,736)	(1,809)	(1,128)
Net cash provided by operating activities		14,322	12,110	12,901
Cash flow from investing activities:
Capital expenditures		(4,430)	(3,704)	(3,784)
Additions to investments		(131)	(76)	(23)
Acquisition of subsidiary, net of cash			(926)
Proceeds from disposal of assets and investments		426	142	1,481
Dividends received from associates and joint ventures		173	353	245
Judicial deposits and restricted cash related to Brumadinho event		(9)	(1,638)
Short-term investment (LFTs)		630	(828)	(50)
Investment fund applications		(824)
Others investments activities, net	[1]	(504)	(312)	2,290
Net cash provided by (used in) investing activities		(4,669)	(6,989)	159
Cash flow from financing activities:
Loans and borrowings from third-parties		6,800	3,142	1,225
Payments of loans and borrowings from third-parties		(6,064)	(5,417)	(7,841)
Payments of leasing		(219)	(224)
Dividends and interest on capital paid to stockholders		(3,350)		(3,313)
Dividends and interest on capital paid to noncontrolling interest		(14)	(184)	(182)
Share buyback program				(1,000)
Transactions with noncontrolling stockholders		171	(812)	(17)
Net cash used in financing activities		(2,676)	(3,495)	(11,128)
Net cash used in discontinued operations				(46)
Increase in cash and cash equivalents		6,977	1,626	1,886
Cash and cash equivalents in the beginning of the year		7,350	5,784	5,784
Effect of exchange rate changes on cash and cash equivalents		(825)	(60)	(313)
Effects of disposals of subsidiaries, net of cash and cash equivalents		(15)		(117)
Cash and cash equivalents at end of the year		13,487	7,350	5,784
Non-cash transactions:
Additions to property, plant and equipment - capitalized loans and borrowing costs		70	140	194
Cash flow from operating activities:
Income (loss) before income taxes		4,969	(2,775)	6,816
Adjusted for:
Provisions related to Brumadinho event		4,748	6,550
Equity results and other results in associates and joint ventures		1,063	681	182
Impairment and disposal of non-current assets		2,243	5,074	899
Depreciation, depletion and amortization		3,234	3,726	3,351
Financial results, net		4,811	3,413	4,957
Changes in assets and liabilities:
Accounts receivable		(2,540)	(25)	(156)
Inventories		(180)	110	(817)
Suppliers and contractors	[2]	(267)	655	(376)
Provision - Payroll, related charges and others remunerations		222	(94)	(11)
Proceeds from streaming transactions				690
Payments related to Brumadinho event	[3]	(809)	(989)
Other assets and liabilities, net		(464)	(703)	(170)
Cash flow from operations (a)		$ 17,030	$ 15,623	$ 15,365

[1]	Includes loans and advances from/to related parties. For the year ended December 31, 2018, includes proceeds received from Nacala project finance (note 29) in the amount of US$2,572.
[2]	Includes variable lease payments.
[3]	In addition, the Company has incurred in expenses in the amount of US$510 and US$730 for the year ended December 31, 2020 and 2019, respectively. Therefore, in 2020, the Company has disbursed a total amount of US$1,319 in relation to the Brumadinho event (2019: US$1,719).